Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

16. REVENUE

Disaggregation of Revenue

See Note 17 Segment Reporting for disaggregation of revenue data.

Contract Balances

The timing of revenue recognition, billing and cash collections results in billed accounts receivable, deferred revenue primarily attributable to advanced customer payment, on the Consolidated Statements of Financial Position. Accounts receivables are recognized in the period in which the Company’s right to the consideration is unconditional. The Company’s contract liabilities consist of advance payment from a customer, which is classified on the Consolidated Statements of Financial Position as current and non-current deferred revenue.

As of December 31, 2021, the Company’s deferred revenue, included in current liabilities and non-current was $653 and $1,548, respectively.

As of December 31, 2020, the Company’s deferred revenue, included in current liabilities and non-current was $870 and $1,167, respectively.